Financing Agreements	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Financing Agreements
Financing Agreements

Short-term Debt

The following table summarizes the Company’s short-term debt including the weighted average interest rate on short-term borrowings outstanding as of December 31, 2013 and 2012:

			Weighted Average Rate
	2013	2012	2013	2012
Commercial paper	$—	$192.0	—%	1.22%
Current portion of long-term debt(1)(2)	—	872.6	—%	2.42%
Total	$—	$1,064.6
(1) See the "Credit Facilities" section of this note for information on the Term Loan Agreement of the Senior Unsecured Credit Facility.
(2) See Note 18. Related Party Transactions-Affiliated Financing Agreements to these Consolidated Financial Statements.

Commercial Paper

The Company had a commercial paper program with an authorized capacity of $3.0 billion, which was guaranteed by ING V. The Company paid ING V 10 basis points ("bps") on the outstanding balance of the commercial paper program as a fee for this guarantee. The Company’s commercial paper borrowings were generally used to fund the working capital needs of the Company’s subsidiaries and provide short-term liquidity. All outstanding amounts were repaid in April 2013. On October 3, 2013, the Company terminated the commercial paper program along with the guarantee provided by ING V.

Long-term Debt

The following table summarizes the carrying value of the Company’s long-term debt securities issued and outstanding as of December 31, 2013 and 2012:

	Maturity	2013	2012
2.21% Syndicated Bank Term Loan, due 2014	04/20/2014	$—	$1,350.0
6.75% Lion Connecticut Holdings Inc. debentures, due 2013(1)	09/15/2013	—	138.3
7.25% Lion Connecticut Holdings Inc. debentures, due 2023(1)	08/15/2023	158.6	158.1
7.63% Lion Connecticut Holdings Inc. debentures, due 2026(1)	08/15/2026	232.1	231.9
8.42% Equitable of Iowa Companies Capital Trust II Notes, due 2027	04/01/2027	13.8	13.9
6.97% Lion Connecticut Holdings Inc. debentures, due 2036(1)	08/15/2036	108.6	108.6
2.54% Lion Connecticut Holdings Inc. Floating Rate Note, due 2016	04/29/2016	—	500.0
1.00% Windsor Property Loan	06/14/2027	4.9	4.9
0.96% Surplus Floating Rate Note	12/31/2037	—	359.3
0.93% Surplus Floating Rate Note	06/30/2037	—	329.1
5.5% Senior Notes, due 2022	07/15/2022	849.6	849.6
2.9% Senior Notes, due 2018	02/15/2018	998.5	—
5.65% Fixed-to-Floating Rate Junior Subordinated Notes, due 2053	05/15/2053	750.0	—
5.7% Senior Notes, due 2043	07/15/2043	398.6	—
Subtotal		3,514.7	4,043.7
Less: Current portion of long-term debt		—	872.6
Total		$3,514.7	$3,171.1

(1) Guaranteed by ING Group.

As of December 31, 2013 and 2012, the Company was in compliance with all debt covenants.

Unsecured senior debt which consists of senior notes, fixed rate notes and other notes with varying interest rates, rank highest in priority, followed by subordinated debt which consists of junior subordinated debt securities.

Aggregate amounts of future principal payments of long-term debt for the next five years and thereafter are as follows:

2014	$—
2015	—
2016	—
2017	—
2018	1,000.0
Thereafter	2,524.0
Total	$3,524.0

Senior Notes

On July 13, 2012, ING U.S., Inc. issued $850.0 of unsecured 5.5% Senior Notes due 2022 (the "2022 Notes") in a private placement with registration rights. The 2022 Notes are guaranteed by Lion Holdings. Interest is paid semi-annually, in arrears, on each January 15 and July 15, commencing on January 15, 2013. ING Financial Markets, LLC, an affiliate, served as Joint Book Running Manager for the 2022 Notes and was paid $0.3 for its services. The Company used the proceeds of the 2022 Notes to repay $500.0 of the direct borrowings under a $3.5 billion committed Revolving Credit Agreement ("Revolving Credit Agreement"). The remaining proceeds were used for general corporate purposes, including the retirement of a portion of our outstanding commercial paper.

On February 11, 2013, ING U.S., Inc. issued $1.0 billion of unsecured 2.9% Senior Notes due 2018 (the "2018 Notes") in a private placement with registration rights. The 2018 Notes are guaranteed by Lion Holdings. Interest is paid semi-annually, in arrears, on each February 15 and August 15, commencing on August 15, 2013. ING Financial Markets, LLC, an affiliate, served as Joint Book Running Manager for the 2018 Notes and was paid $0.3 for its services. The Company made payments totaling $850.0 on the Term Loan portion of the Company's Senior Unsecured Credit Facility from the proceeds of the 2018 Notes. The remaining proceeds were used for general corporate purposes.

On July 26, 2013, ING U.S., Inc. issued $400.0 of unsecured 5.7% Senior Notes due 2043 (the “2043 Notes”) in a private placement with registration rights. The 2043 Notes are guaranteed by Lion Holdings. Interest is paid semi-annually on each January 15 and July 15, commencing on January 15, 2014. ING Financial Markets, LLC, an affiliate, served as Senior Co-Manager for the 2043 Notes and was paid an immaterial amount for its services. The Company used the proceeds of the 2043 Notes for general corporate purposes, including the repayment of certain borrowings.

Junior Subordinated Notes

On May 16, 2013, ING U.S., Inc. issued $750.0 of 5.65% Fixed-to-Floating Rate Junior Subordinated Notes due 2053 (the “2053 Notes”) in a private placement with registration rights. The 2053 Notes are guaranteed on junior subordinated basis by Lion Holdings. Interest is paid semi-annually, in arrears, on each May 15 and November 15, commencing November 15, 2013 and ending on May 15, 2023. The 2053 Notes will bear interest at a fixed rate of 5.65% prior to May 15, 2023. From May 15, 2023, the 2053 Notes will bear interest at an annual rate equal to three-month LIBOR plus 3.58% payable quarterly, in arrears, on February 15, May 15, August 15 and November 15. So long as no event of default with respect to the 2053 Notes has occurred and is continuing, the Company has the right on one or more occasions, to defer the payment of interest on the 2053 Notes for one or more consecutive interest periods for up to five years. During the deferral period, interest will continue to accrue at the then-applicable rate and deferred interest will bear additional interest at the then-applicable rate. ING Financial Markets, LLC, an affiliate, served as Senior Co-Manager for the 2053 Notes and was paid $0.2 for its services.

At any time following notice of the Company’s plan to defer interest and during the period interest is deferred, the Company and its subsidiaries generally, with certain exceptions, may not make payments on or redeem or purchase any shares of the Company’s common stock or any of the debt securities or guarantees that rank in liquidation on a parity with or are junior to the 2053 Notes.

The Company may elect to redeem the 2053 Notes (i) in whole at any time or in part on or after May 15, 2023 at a redemption price equal to the principal amount plus accrued and unpaid interest. If the notes are not redeemed in whole, $25.0 of aggregate principal (excluding the principal amount of 2053 Notes held by the Company, or its affiliates) must remain outstanding after giving effect to the redemption; or (ii) in whole, but not in part, at any time prior to May 15, 2023 within 90 days after the occurrence of a “tax event” or “rating agency event”, as defined in the 2053 Notes Offering Memorandum, at a redemption price equal to the principal amount, or, if greater, a “make-whole redemption price,” as defined in the 2053 Notes Offering Memorandum, plus, in each case accrued and unpaid interest.

On May 21, 2013, the Company used the proceeds from the 2053 Notes for the repayment of the remaining outstanding borrowings of $392.5 under the Term Loan portion of the Company's Senior Unsecured Credit Facility. The remaining proceeds were used to partially repay borrowings with ING V.

Registration Rights Agreements

Under the Registration Rights Agreements associated with the 2022 Notes, the 2018 Notes, the 2053 Notes and the 2043 Notes, ING U.S., Inc. and Lion Holdings agreed to use reasonable best efforts to cause a registration statement to be filed with the SEC that, upon effectiveness, would permit holders of these notes to exchange them for new notes containing identical terms except for the restrictions on transfer contained in the original notes. The offer to exchange the 2022 Notes, the 2018 Notes and the 2053 Notes was completed on August 14, 2013. The offer to exchange the 2043 Notes was completed on December 23, 2013.

Aetna Notes

ING Group guarantees various debentures of Lion Holdings that were assumed by Lion Holdings in connection with the Company’s acquisition of Aetna’s life insurance and related businesses in 2000 (the “Aetna Notes”). Concurrent with the completion of the Company’s IPO, the Company entered into a shareholder agreement with ING Group that governs certain aspects of the Company’s continuing relationship. The Company agreed in the shareholder agreement to reduce the aggregate outstanding principal amount of Aetna Notes to:

• no more than $400.0 as of December 31, 2015;
• no more than $300.0 as of December 31, 2016;
• no more than $200.0 as of December 31, 2017;
• no more than $100.0 as of December 31, 2018;
• and zero as of December 31, 2019.

The reduction in principal amount of Aetna Notes can be accomplished, at the Company’s option, through redemptions, repurchases or other means, but will also be deemed to have been reduced to the extent the Company posts collateral with a third-party collateral agent, for the benefit of ING Group, which may consist of cash collateral; certain investment-grade debt instruments; a letter of credit ("LOC") meeting certain requirements; or senior debt obligations of ING Group or a wholly owned subsidiary of ING Group (other than the Company or its subsidiaries).

If the Company fails to reduce the outstanding principal amount of the Aetna Notes, the Company agreed to pay a quarterly fee (ranging from 0.5% per quarter for 2016 to 1.25% per quarter for 2019) to ING Group based on the outstanding principal amount of Aetna Notes which exceed the limits set forth above.

On September 15, 2013, the Company repaid, at maturity, a portion of the Aetna Notes which carried an ING Group guarantee. As of December 31, 2013, the outstanding par amount of the Aetna Notes guaranteed by ING Group was $506.1.

Surplus Notes

On November 1, 2007, Whisperingwind II, LLC ("Whisperingwind II"), an indirect wholly owned subsidiary of the Company, entered into a Variable Funding Surplus Note Purchase Agreement (the “WWII Purchase Agreement”) with Structured Asset Repackaged Trust II, 2005-B (the “STARTS Trust”), a Delaware statutory business trust organized by HSBC Securities (USA), Inc. (“HSBC”), as part of an insurance securitization transaction. Under the WWII Purchase Agreement, Whisperingwind II is provided opportunity for issuance and sale, and for the STARTS Trust to purchase one or more floating rate variable funding surplus notes (“WWII Note”).

On December 31, 2012, the Company executed a binding letter of intent with a third-party reinsurer on behalf of RLI and Whisperingwind II, its indirect wholly owned subsidiaries, to enter into a novation and recapture agreement related to an existing insurance securitization transaction. As a result, the carrying value of the WWII Note of $359.3 was repaid on January 3, 2013 and recorded as current debt in the December 31, 2012 financial statements. The WWII Note bears interest at a variable rate equal to LIBOR plus periodic adjustments as defined by the WWII Purchase Agreement. There was no interest paid for the year ended December 31, 2013. Interest paid for the years ended December 31, 2012 and 2011 was $4.1.and $3.1, respectively.

On June 29, 2007, Whisperingwind III, LLC (Whisperingwind III"), an indirect wholly owned subsidiary of the Company, entered into a Variable Funding Surplus Note Purchase Agreement (the “WWIII Purchase Agreement”) with Structured Asset Repackaged Trust II, 2007-ING WWIII (the “WWIII STARTS Trust”), a Delaware statutory business trust organized by HSBC, as part of an insurance securitization transaction. Under the WWIII Purchase Agreement, Whisperingwind III is provided opportunity for issuance and sale, and for the WWIII STARTS Trust to purchase one or more floating rate variable funding surplus notes (the “WWIII Note”) up to an aggregate principal commitment amount of $498.8 with an available commitment period extending through June 30, 2037. There were zero amounts outstanding on the WWIII Note at December 31, 2013. The carrying value and par value of the WWIII Note at December 31, 2012 was $329.1. The WWIII Note bears interest at a variable rate equal to the LIBOR plus periodic adjustments as defined by the WWIII Purchase Agreement. Principal and interest repayments cannot be made without prior written approval (or written confirmation of non-disapproval) of the South Carolina Director of Insurance. In anticipation of receiving regulatory approval to redeem the WWIII Note, and upon the agreement of the ceding insurer, WWIII replaced the surplus note with LOCs totaling $305.0. Upon receiving regulatory approval, on April 19, 2013 WWIII executed a Redemption and Cancellation Agreement with WWIII STARTS Trust to redeem the WWIII Note in full. The carrying amount of the WWIII Note, $329.1, was paid in full on April 19, 2013, and was cancelled. Interest paid for the years ended December 31, 2013, 2012 and 2011 was $1.0, $3.7 and $3.0, respectively. Effective January 1, 2014, the reinsurance agreements were novated from WWIII to Roaring River IV, LLC ("Roaring River IV"), a wholly owned reinsurance subsidiary of the Company. The LOCs were cancelled and replaced with trust notes provided under a reimbursement agreement with a third-party bank.

Windsor Property Loan

On June 16, 2007, the State of Connecticut acting on behalf of the Department of Economic and Community Development (“DECD”) loaned ILIAC $9.9 (the “DECD Loan”) in connection with the development of a corporate office facility located at One Orange Way, Windsor, Connecticut (the “Windsor Property”). The loan has a term of twenty years and bears an annual interest rate of 1.00%. As long as no defaults have occurred under the loan, no payments of principal or interest are due for the initial ten years of the loan. For the second ten years of the DECD Loan term, ILIAC is obligated to make monthly payments of principal and interest.

The DECD Loan provided for loan forgiveness during the first five years of the term at varying amounts up to $5.0 if ILIAC and its affiliates met certain employment thresholds at the Windsor Property during that period. On December 1, 2008, the DECD determined that the Company had met the employment thresholds for loan forgiveness and, accordingly, forgave $5.0 of the DECD Loan to ILIAC in accordance with the terms of the DECD Loan. The DECD Loan provides additional loan forgiveness at varying amounts up to $4.9 if ILIAC and its ING affiliates meet certain employment thresholds at the Windsor Property during years five through ten of the loan. ILIAC’s obligations under the DECD Loan are secured by an unlimited recourse guaranty from ING North America Corporation. In November 2012, ILIAC provided a letter of credit to the DECD in the amount of $10.6 as security for its repayment obligations with respect to the loan.

As of December 31, 2013 and 2012, the amount of the loan outstanding was $4.9, which was reflected in Long-term debt on the Consolidated Balance Sheets.

Credit Facilities

The Company maintains credit facilities used primarily for collateral required under affiliated reinsurance transactions and also for general corporate purposes. As of December 31, 2013, unsecured and uncommitted credit facilities totaled $17.0, unsecured and committed credit facilities totaled $9.0 billion and secured facilities totaled $275.0. Of the aggregate $9.3 billion ($1.4 billion with ING Bank, N.V. ("ING Bank"), an affiliate) capacity available, the Company utilized $6.3 billion ($734.9 with ING Bank) in credit facilities outstanding as of December 31, 2013. Total fees associated with credit facilities for the years ended December 31, 2013, 2012 and 2011 were $149.3, $223.2 and $103.4, respectively.

The following table outlines the Company's credit facilities, their dates of expiration, capacity and utilization as of December 31, 2013:

	Secured/ Unsecured	Committed/ Uncommitted	Expiration	Capacity	Utilization	Unused Commitment
Obligor / Applicant
ING U.S., Inc.(1)(2)	Unsecured	Committed	4/20/2015	$3,500.0	$2,103.9	$1,396.1
ING U.S., Inc. / Security Life of Denver International Limited, Roaring River LLC(1)(3)	Unsecured	Uncommitted	2/28/2013	15.0	15.0	—
ING U.S., Inc. / Security Life of Denver International Limited	Unsecured	Committed	11/9/2021	750.0	750.0	—
Security Life of Denver International Limited(1)	Unsecured	Committed	10/29/2020	1,125.0	569.6	555.4
ING U.S., Inc. / Security Life of Denver International Limited	Unsecured	Committed	12/27/2022	750.0	750.0	—
ING U.S., Inc. / Security Life of Denver International Limited	Unsecured	Committed	12/29/2023	250.0	250.0	—
ReliaStar Life Insurance Company	Secured	Committed	Conditional	265.0	265.0	—
ING U.S., Inc. / Security Life of Denver International Limited	Unsecured	Committed	12/31/2025	475.0	475.0	—
ING U.S., Inc.	Unsecured	Uncommitted	Various dates	2.0	2.0	—
ING U.S., Inc.	Secured	Uncommitted	Various dates	10.0	4.7	—
ING U.S., Inc. / Roaring River III LLC	Unsecured	Committed	6/30/2022	1,151.2	581.0	570.2
ING U.S., Inc. / Roaring River II LLC	Unsecured	Committed	12/31/2021	995.0	573.0	422.0
Total				$9,288.2	$6,339.2	$2,943.7

Secured facilities				$275.0	$269.7	$—
Unsecured and uncommitted				17.0	17.0	—
Unsecured and committed				8,996.2	6,052.5	2,943.7
Total				$9,288.2	$6,339.2	$2,943.7

ING Bank				$1,390.0	$734.9	$655.1

(1) Refer to Note 18. Related Party Transactions to these Consolidated Financial Statements for additional information.
(2) On February 14, 2014, the term of the facility was extended to February 14, 2018 and the total amount of LOCs that may be issued was reduced from $3.5 billion to $3.0 billion.
(3) Facilities matured as of the date stated above. Each LOC issued prior to the facility expiring remains outstanding until its stated expiry date. On January 14, 2014, the letter of credit was cancelled and the corresponding guarantee obligation of ING V was extinguished.

Effective October 30, 2013, SLDI completed a $1.125 billion letter of credit facility which replaced the $825.0 letter of credit facility maturing December 31, 2013 and the $300.0 letter of credit facility which matured June 30, 2013. The new facility provides $1.125 billion of capacity on a committed basis until October 29, 2020 and supports the Individual Reinsurance business.

Effective December 31, 2013, SLDI and ING U.S., Inc. completed a $250.0 letter of credit facility with a third-party bank which matures December 29, 2023 and also supports the Individual Reinsurance business.

Effective January 1, 2014, the reinsurance agreements with Whisperingwind III were novated to Roaring River IV, a wholly owned reinsurance subsidiary of the Company, which completed a transaction with a third-party bank to provide up to $565.0 of AG38 reserve financing through a trust note which matures December 31, 2028. The initial amount of the trust note issued on January 1, 2014 is $297.0. The trust note replaces $330.0 of letters of credit associated with the Whisperingwind III reinsurance agreements which were cancelled in January 2014.

Effective January 15, 2014, Langhorne I, LLC ("Langhorne I"), a wholly owned reinsurance subsidiary of the Company, completed a financing arrangement with a third-party trust to provide up to $500.0 of trust note collateral funding. The financing arrangement is designed to manage reserve and capital requirements in connection with the stable value business and matures on January 15, 2019. No trust notes were being utilized as of financing arrangement inception.

Effective January 24, 2014, SLDI entered into a letter of credit facility agreement with a third-party bank providing up to $150.0 of committed capacity until January 24, 2018 which supports reserves on an affiliated reinsurance agreement in connection with a portion of its deferred annuity business.

Senior Unsecured Credit Facility

On April 20, 2012, the Company entered into a $5.0 billion unsecured Senior Credit Facility ("Senior Unsecured Credit Facility") with a syndicate of banks, replacing financing that was either internally funded or guaranteed by ING V. The Senior Unsecured Credit Facility is guaranteed by Lion Holdings, a wholly owned subsidiary of the Company. As part of the Senior Unsecured Credit Facility, the Company entered into a Revolving Credit Agreement and a $1.5 billion syndicated Term Loan Agreement ("Term Loan Agreement").

The Revolving Credit Agreement includes a $3.5 billion LOC facility with a revolving credit borrowing sublimit of $1.5 billion. Under the terms of the Revolving Credit Agreement, the revolving credit borrowing sublimit would be reduced by 50% of any debt securities issued by the Company, to a minimum of $750.0. Additionally, the terms required ING U.S., Inc. to maintain liquidity of $500.0 at all times. The total amount of LOCs and revolving credit borrowings outstanding at any time may not exceed $3.5 billion. The Revolving Credit Agreement expires on April 20, 2015 at which time any outstanding borrowings are due. The Company must collateralize any LOCs outstanding as of the expiration date of the facility. As of December 31, 2013, $2.1 billion of LOCs were outstanding under the Revolving Credit Agreement. Of this total, LOCs issued by ING Bank amount to $150.3. The costs of the Revolving Credit Agreement vary depending on the current credit rating of the Company. Currently, the Company pays interest equal to LIBOR plus 200 bps on direct borrowings and an issuance fee of 200 bps for LOCs.

As of December 31, 2013, there were no amounts outstanding as revolving credit borrowings. On July 17, 2012, the Company repaid $500.0 of revolving credit borrowings with proceeds from the issuance of the 2022 Notes. As a result of the issuance of the 2018 Notes and the 2022 Notes, the revolving credit borrowing sublimit was reduced to $750.0. As a member of the syndicate which entered into the Revolving Credit Agreement, ING Bank committed up to $250.0 in financing. ING Bank acted as Joint Lead Arranger, Joint Book Manager and Documentation Agent for these transactions. For these services, ING Bank received various fees totaling $3.3.

On May 21, 2013, ING U.S., Inc. repaid all amounts outstanding under the Term Loan Agreement. This action, together with the satisfaction of certain other requirements, caused the requirement to maintain liquidity of $500.0 at all times to terminate.

Amended and Restated Credit Agreement

On February 14, 2014 the Company revised the terms of its Revolving Credit Agreement by entering into the Amended and Restated Revolving Credit Agreement (the "Amended and Restated Credit Agreement") with a syndicate of banks.  The Amended and Restated Credit Agreement modifies the original agreement by 1) extending the term of the agreement to February 14, 2018; 2) reducing the total amount of LOCs that may be issued from $3.5 billion to $3.0 billion and 3) reducing the current cost of LOC issuance fees from 200 bps to 175 bps. ING Bank, an affiliate, acted as Joint Lead Arranger, Joint Book Manager and Documentation Agent and received $0.7 for its services and participation in the syndicate.